CONTRACT RECEIVABLE, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement [Line Items]
Term of post-contract maintenance	3 years
Contract receivable from smart campus projects	$ 45,969
Total contract price under the 2019 FMP "smart campus" project	2,300,000
Total value of smart campus solution contracts	1,420,409
Recognized revenue			$ 1,118,842
Post-contract maintenance and technical support fee	540,000
Payment of project fee	798,103	$ 798,103
Total contracts receivable, net	4,491,759		2,711,039
Current portion of contract recivabes	2,726,953		1,639,213
Remaining contract receivable	45,969
2017 FMP Contract [Member]
Statement [Line Items]
Total contracts receivable, net	627,579		1,202,962
Current portion of contract recivabes	800,000
Non - current portion of contract receivable	798,103
Total contract price	1,830,541
Additiona post-contract maintenance and technical support fee	730,000
Total outstanding contract receivable	2,560,170
Remaining contract receivable	1,000,000
2019 FMP Contract [Member]
Statement [Line Items]
Total contracts receivable, net	712,494		918,164
Current portion of contract recivabes	811,338
Total contract price	1,717,587
Total outstanding contract receivable	$ 1,717,587
Contract term description	Based on contract payment term, $811,338 will be due in December 31, 2020 and the remaining will be paid by FMP in 2021.
Maintenance fee	$ 86,929
Phase I [Member]
Statement [Line Items]
IOT training room and digital classrooms with contract price			1,010,000
Phase II [Member]
Statement [Line Items]
IOT training room and digital classrooms with contract price			$ 500,000
FMP [Member] | Experiment-Based Simulation Center [Member]
Statement [Line Items]
Recognized revenue	$ 700,000